Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠, Fidelity Managed Retirement 2025 Fund℠, Fidelity Managed Retirement 2030 Fund℠, and Fidelity Managed Retirement 2035 Fund℠
Class K6
September 29, 2023
Prospectus

Effective on or about May 24, 2024, Class Z6, a class of shares of each fund, was consolidated into Class K6 shares of each fund.

MRI-K6-PSTK-0524-100 1.9916492.100	May 30, 2024
Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠, Fidelity Managed Retirement 2025 Fund℠, Fidelity Managed Retirement 2030 Fund℠, and Fidelity Managed Retirement 2035 Fund℠
Class Z6
September 29, 2023
Prospectus

Effective on or about May 24, 2024, Class Z6, a class of shares of each fund, was consolidated into Class K6 shares of each fund.

MRI-Z6-PSTK-0524-100 1.9916493.100	May 30, 2024
Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠, Fidelity Managed Retirement 2025 Fund℠, Fidelity Managed Retirement 2030 Fund℠, and Fidelity Managed Retirement 2035 Fund℠
Class Z6
September 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective on or about May 24, 2024, Class Z6, a class of shares of each fund, was consolidated into Class K6 shares of each fund.

MRI-Z6-SSTK-0524-101-1.9899426.101	May 30, 2024

Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠, Fidelity Managed Retirement 2025 Fund℠, Fidelity Managed Retirement 2030 Fund℠, and Fidelity Managed Retirement 2035 Fund℠
Class K6
September 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective on or about May 24, 2024, Class Z6, a class of shares of each fund, was consolidated into Class K6 shares of each fund.

MRI-K6-SSTK-0524-101-1.9899424.101	May 30, 2024